LEASE - Lease expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finance lease cost:
Amortization of ROU assets	$ 11,406	$ 14,920
Interest on lease liabilities	1,994	1,349
Operating fixed lease cost	14,936	18,443
Short-term lease cost	1,028	1,884
Total lease cost	$ 29,364	$ 36,596
Remaining term of the rights	50 years
Maximum
Finance lease cost:
Lease term	20 years